FINANCIAL ASSETS (LIABILITIES) - CONCESSIONS AND ITAIPU (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets And Liabilities
Total financial assets	R$ 57,885,123	R$ 55,087,059
Financial Assets - Current	7,224,354	2,337,513
Financial Assets - Noncurrent	50,660,769	52,749,546
Transmission
Financial Assets And Liabilities
Total financial assets	49,861,508	46,374,441
Distribution
Financial Assets And Liabilities
Total financial assets	3,364,128	4,925,982
Concessions
Financial Assets And Liabilities
Total financial assets	55,848,609	53,886,143
Annual Permitted Revenue | Transmission
Financial Assets And Liabilities
Total financial assets	45,974,236	42,743,612
Indemnable Concessions | Transmission
Financial Assets And Liabilities
Total financial assets	3,887,272	3,630,829
Indemnable Concessions | Distribution
Financial Assets And Liabilities
Total financial assets	2,532,115	4,935,236
Indemnable Concessions | Generation
Financial Assets And Liabilities
Total financial assets	2,622,973	2,585,720
Parcel A receivables and other financial items III
Financial Assets And Liabilities
Financial assets (liabilities)	832,013	(9,254)
Financial Assets - Current	569,016	436,596
Financial Assets - Noncurrent	548,536	22,131
Parcel A receivables and other financial items III | Distribution
Financial Assets And Liabilities
Total financial assets	832,013
Financial liabilities		9,254
Itaipu (item I)
Financial Assets And Liabilities
Total financial assets	R$ 2,036,514	R$ 1,200,916